Intellectual Property (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intellectual Property [Abstract]
Schedule of Fair Value of the Intangible Assets

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	March 31, 2025	December 31, 2024
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(353,081)	(328,696)
Total intangible assets, net	$134,619	$159,004

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	December 31, 2024	December 31, 2023
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(328,696)	(231,156)
Total intangible assets, net	$159,004	$256,544